UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

John Hancock

Income Securities Trust

Ticker: JHS
Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

Bond markets around the world enjoyed generally positive returns in recent months, based on a combination of strengthening economic growth and mostly low inflation. Foreign bonds were aided further by rising currencies relative to the U.S. dollar and by the attraction of higher yields in emerging markets.

In the United States, the steady drumbeat of economic growth convinced the U.S. Federal Reserve (Fed) to raise short-term interest rates by a quarter of a percentage point in December and again in March, and to hint at two more rate hikes later this year. The Fed has been working to normalize monetary policy for several years in the face of a much-improved economic picture, while central banks in other parts of the world continue to stimulate growth through accommodative measures.

At John Hancock Investments, we believe one of the best ways to navigate today's fixed-income environment is by casting a wider net; your financial advisor can make sure that your fixed-income allocations are appropriate for your investment goals and that they appropriately balance the need for income with market risks.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	Fund's investments
31	Financial statements
35	Financial highlights
36	Notes to financial statements
44	Additional information
45	Shareholder meeting
46	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The Bloomberg Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

The performance data contained within this material represents past performance, which does not guarantee future results.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

The bond market delivered mixed results during the period

While the improving growth outlook contributed to a downturn in U.S. Treasuries, it boosted the performance of high-yield bonds.

The fund's emphasis on the credit sectors drove performance

Allocations to investment-grade corporate and high-yield bonds helped the fund deliver a positive absolute return for the period.

PORTFOLIO COMPOSITION AS OF 4/30/17 (%)

A note about risks

As is the case with all closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe market conditions during the six months ended April 30, 2017?

The defining event occurred in the early days of the reporting period, with the election of Donald Trump as president of the United States and the Republican sweep of Congress. These surprising developments prompted investors to anticipate lower taxes, increased fiscal spending, accelerating economic growth, and a more aggressive approach to interest-rate policy by the U.S. Federal Reserve (Fed). U.S. Treasury yields spiked in response. At the same time, the combination of a stronger economic outlook and improving investor sentiment sparked a rally in high-yield bonds and helped support the relative performance of other credit-sensitive categories.

The fixed-income market subsequently stabilized in the latter half of the period, with U.S. Treasuries becoming less volatile and the credit sectors continuing to post gains. The initial expectations that the Republican election victory would fuel a dramatic shift toward pro-growth policies gradually eased as it became evident that implementation of the GOP agenda would prove more challenging than first thought. A consensus gradually emerged that economic growth would remain healthy, but not so strong as to prompt the Fed to raise interest rates more than three times in 2017. The Fed boosted rates by a quarter point at its March meeting, but the move elicited little in the way of a market reaction.

What factors helped and hurt the fund's performance?

In this environment, the fund returned 2.30% for the period. The fund's position in high-yield bonds (generally those rated BB and below) was the largest contributor.

Positions in debt issued by 21st Century Fox America, Inc. and the industrial equipment rental provider Ahern Rentals, Inc. were notable contributors, as was our overall selection in the industrials and financials sectors. Positions in select emerging-market issuers, while a small portion of the portfolio, also contributed positively.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       4

"We made few significant changes to the portfolio during the period, opting instead to enact incremental shifts at the individual security level."

How would you summarize your portfolio activity?

We made few significant changes to the portfolio during the period, opting instead to enact incremental shifts at the individual security level. We continue to emphasize investment-grade corporate and high-yield bonds, which we believe offer a potential performance advantage in a low-return environment where yields will likely make up a meaningful component of total returns. Corporate and high-yield bonds also remain supported by healthy economic conditions and companies' efforts to maintain balance sheet discipline. These factors create the foundation for the investment-grade and high-yield segments to outperform.

The remainder of the portfolio is focused on securitized assets. We hold a meaningful position in commercial mortgage-backed securities, with a focus on areas where our research shows a favorable trade-off of risk relative to return potential. For example, we have emphasized securities

QUALITY COMPOSITION AS OF 4/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       5

"We continue to emphasize investment-grade corporate and high-yield bonds, which we believe offer a potential performance advantage in a low-return environment..."
in areas with above-average fundamentals, such as warehouses, storage facilities, city-based offices, and securities linked to single properties, such as large hotels or office buildings. Conversely, we have avoided areas subject to fundamental challenges, such as retail and suburban offices. We have also employed a selective approach in asset-backed securities, where yield spreads have fallen to less attractive levels.

The fund continues to hold an allocation to agency mortgage-backed securities, but we have been letting the positions roll off. We anticipate that the Fed—which has been buying about a third of new mortgage-backed security issuance—will begin to take a less active role. Given that yield spreads are close to 20-year lows, we believe there is little room for upside with a major buyer set to reduce its presence in the market.

What is your broader view on the investment backdrop?

Our overall positioning is based on our view that the bond market is likely to stay trapped within a broad range for some time. On one hand, the upside of interest-rate-sensitive assets may be capped by the prospect of tighter Fed policy through the remainder of 2017. At the same time, we think the downside potential is limited by the fairly low level of inflation. Although inflation has indeed picked up in recent months, much of the gain is attributable to the year-over-year increase in energy prices—a factor that should diminish as we move past the anniversary of the June 2016 peak in the oil price.

In addition, gross domestic product growth remains below the long-term trend and has not yet shown evidence that it can reach the 3%-4% levels many investors initially thought was possible in the immediate aftermath of the election. With this as background, we continue to see the most

COUNTRY COMPOSITION AS OF 4/30/17 (%)

United States	85.2
France	2.6
Netherlands	2.6
United Kingdom	2.5
Canada	1.5
Other countries	5.6
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       6

compelling potential in investment-grade and high-yield corporate bonds due to their above-average yields and ability to benefit from a backdrop of slow but steady economic growth.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2002 Investing since 1993
Howard C. Greene, CFA On the fund since 2002 Investing since 1979

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       7

Fund's investments

As of 4-30-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 92.4% (61.7% of Total investments)				$165,710,140
(Cost $160,345,373)
Consumer discretionary 9.9%				17,707,430
Auto components 0.5%
Lear Corp. (Z)	5.250	01-15-25	273,000	289,554
Nemak SAB de CV (L)(S)(Z)	5.500	02-28-23	306,000	315,945
ZF North America Capital, Inc. (S)	4.750	04-29-25	280,000	291,220
Automobiles 1.9%
Ford Motor Company (Z)	4.750	01-15-43	145,000	136,536
Ford Motor Credit Company LLC (Z)	5.875	08-02-21	928,000	1,032,571
General Motors Company (Z)	4.875	10-02-23	650,000	693,357
General Motors Company (Z)	6.250	10-02-43	380,000	415,085
General Motors Financial Company, Inc. (Z)	4.000	01-15-25	560,000	563,838
General Motors Financial Company, Inc. (Z)	4.300	07-13-25	481,000	489,648
Diversified consumer services 0.2%
Laureate Education, Inc. (L)(S)(Z)	8.250	05-01-25	170,000	174,675
Service Corp. International	5.375	05-15-24	240,000	253,500
Hotels, restaurants and leisure 1.3%
CCM Merger, Inc. (S)	6.000	03-15-22	195,000	201,338
Chester Downs & Marina LLC (S)	9.250	02-01-20	280,000	286,650
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	140,400
Gateway Casinos & Entertainment, Ltd. (S)	8.250	03-01-24	160,000	163,600
GLP Capital LP (L)(Z)	5.375	04-15-26	255,000	269,025
Hilton Grand Vacations Borrower LLC (S)	6.125	12-01-24	130,000	138,450
International Game Technology PLC (S)	6.500	02-15-25	225,000	246,375
Jacobs Entertainment, Inc. (S)	7.875	02-01-24	64,000	66,880
Mohegan Tribal Gaming Authority (L)(S)(Z)	7.875	10-15-24	310,000	317,363
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	400,000	408,000
Waterford Gaming LLC (H)(S)	8.625	09-15-14	99,739	0
Household durables 0.2%
Beazer Homes USA, Inc.	8.750	03-15-22	370,000	411,625
Internet and direct marketing retail 0.9%
Expedia, Inc.	5.000	02-15-26	705,000	756,829
QVC, Inc. (L)(Z)	4.375	03-15-23	325,000	327,137
QVC, Inc.	5.125	07-02-22	255,000	267,310
QVC, Inc.	5.450	08-15-34	315,000	291,352
Leisure products 0.2%
Vista Outdoor, Inc. (L)(Z)	5.875	10-01-23	255,000	253,725
Media 4.3%
21st Century Fox America, Inc.	7.750	01-20-24	1,020,000	1,251,293
Altice Financing SA (L)(S)(Z)	6.625	02-15-23	200,000	211,750

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       8

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Cengage Learning, Inc. (L)(S)(Z)	9.500	06-15-24	265,000	$239,163
Charter Communications Operating LLC	6.484	10-23-45	606,000	709,413
Clear Channel Worldwide Holdings, Inc. (L)(Z)	6.500	11-15-22	289,000	299,476
Lions Gate Entertainment Corp. (L)(S)(Z)	5.875	11-01-24	147,000	152,513
McGraw-Hill Global Education Holdings LLC (L)(S)(Z)	7.875	05-15-24	75,000	73,031
MDC Partners, Inc. (L)(S)(Z)	6.500	05-01-24	270,000	263,250
Midcontinent Communications (S)	6.875	08-15-23	140,000	150,150
Myriad International Holdings BV (S)	5.500	07-21-25	400,000	423,700
Omnicom Group, Inc. (Z)	3.600	04-15-26	285,000	287,178
Sinclair Television Group, Inc. (S)	5.625	08-01-24	335,000	348,350
Sirius XM Radio, Inc. (S)(Z)	5.250	08-15-22	845,000	868,238
Sirius XM Radio, Inc. (S)	5.375	04-15-25	265,000	271,956
Sirius XM Radio, Inc. (L)(S)(Z)	5.375	07-15-26	375,000	383,906
Time Warner Cable LLC	8.250	04-01-19	375,000	416,482
Time Warner, Inc. (Z)	3.800	02-15-27	370,000	368,361
Viacom, Inc. (Z)	4.375	03-15-43	518,000	460,778
WMG Acquisition Corp. (S)	4.875	11-01-24	165,000	167,063
WMG Acquisition Corp. (S)	6.750	04-15-22	370,000	390,391
Specialty retail 0.4%
L Brands, Inc.	6.625	04-01-21	475,000	522,500
L Brands, Inc. (L)(Z)	6.875	11-01-35	250,000	246,500
Consumer staples 4.6%				8,200,593
Beverages 2.1%
Anheuser-Busch InBev Finance, Inc. (Z)	4.900	02-01-46	880,000	961,206
Coca-Cola European Partners US LLC (Z)	4.500	09-01-21	1,000,000	1,078,979
Molson Coors Brewing Company (Z)	1.450	07-15-19	165,000	162,965
Molson Coors Brewing Company (Z)	3.000	07-15-26	390,000	373,309
Pernod Ricard SA (S)(Z)	5.750	04-07-21	1,125,000	1,257,179
Food and staples retailing 0.9%
CVS Health Corp. (Z)	2.875	06-01-26	255,000	245,870
CVS Health Corp. (Z)	5.125	07-20-45	510,000	569,869
SUPERVALU, Inc. (L)(Z)	7.750	11-15-22	170,000	174,144
Whole Foods Market, Inc. (Z)	5.200	12-03-25	500,000	523,893
Food products 1.1%
Bunge, Ltd. Finance Corp. (Z)	8.500	06-15-19	389,000	438,589
Kraft Heinz Foods Company (S)(Z)	4.875	02-15-25	221,000	236,637
Kraft Heinz Foods Company (Z)	5.200	07-15-45	378,000	399,136
Mondelez International Holdings Netherlands BV (S)(Z)	1.625	10-28-19	380,000	374,469
Post Holdings, Inc. (S)	5.750	03-01-27	175,000	181,344
Post Holdings, Inc. (S)	7.750	03-15-24	345,000	383,381

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.1%
Kronos Acquisition Holdings, Inc. (S)	9.000	08-15-23	214,000	$217,210
Personal products 0.3%
Revlon Consumer Products Corp.	5.750	02-15-21	260,000	258,700
Revlon Consumer Products Corp. (L)(Z)	6.250	08-01-24	225,000	218,813
Tobacco 0.1%
Vector Group, Ltd. (S)	6.125	02-01-25	140,000	144,900
Energy 10.7%				19,277,200
Energy equipment and services 0.1%
Antero Midstream Partners LP (S)	5.375	09-15-24	275,000	281,188
Oil, gas and consumable fuels 10.6%
Boardwalk Pipelines LP (Z)	4.450	07-15-27	136,000	139,130
Cenovus Energy, Inc.	4.450	09-15-42	380,000	328,062
Cheniere Corpus Christi Holdings LLC (S)	5.875	03-31-25	160,000	170,600
Cimarex Energy Company (Z)	4.375	06-01-24	235,000	246,757
Colorado Interstate Gas Company LLC (S)(Z)	4.150	08-15-26	233,000	230,632
Columbia Pipeline Group, Inc. (Z)	4.500	06-01-25	540,000	571,715
Continental Resources, Inc. (L)(Z)	5.000	09-15-22	548,000	552,795
DCP Midstream Operating LP	2.700	04-01-19	310,000	309,225
DCP Midstream Operating LP (S)	9.750	03-15-19	405,000	458,663
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	370,000	353,350
Enbridge Energy Partners LP (Z)	4.375	10-15-20	260,000	274,209
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR + 3.797%)	8.050	10-01-77	265,000	261,688
Enbridge, Inc. (Z)	4.250	12-01-26	295,000	307,613
Energy Transfer LP (Z)	5.150	03-15-45	345,000	331,027
Energy Transfer Partners LP (Z)	4.200	04-15-27	130,000	131,432
Energy Transfer Partners LP (Z)	9.700	03-15-19	425,000	482,052
EnLink Midstream Partners LP	4.850	07-15-26	310,000	325,753
Enterprise Products Operating LLC (P)(Z)	4.742	08-01-66	440,000	440,000
Gulfport Energy Corp. (L)(S)(Z)	6.000	10-15-24	80,000	78,800
Kerr-McGee Corp.	6.950	07-01-24	1,035,000	1,231,932
Kinder Morgan Energy Partners LP (Z)	3.500	03-01-21	500,000	511,262
Kinder Morgan Energy Partners LP (Z)	7.750	03-15-32	195,000	248,040
Kinder Morgan, Inc. (Z)	4.300	06-01-25	220,000	229,154
Kinder Morgan, Inc. (Z)	5.550	06-01-45	465,000	492,451
Lukoil International Finance BV (S)	3.416	04-24-18	675,000	681,716
Newfield Exploration Company	5.625	07-01-24	82,000	86,664
Newfield Exploration Company	5.750	01-30-22	115,000	122,188
Occidental Petroleum Corp. (Z)	3.400	04-15-26	310,000	313,677
ONEOK Partners LP (Z)	5.000	09-15-23	162,000	175,207
Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,262,284

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	5.625	05-20-43	435,000	$363,769
Petrobras Global Finance BV (L)(Z)	7.375	01-17-27	250,000	268,250
Petroleos Mexicanos (L)(Z)	4.875	01-24-22	325,000	335,888
Petroleos Mexicanos (L)(S)(Z)	5.375	03-13-22	85,000	89,356
Regency Energy Partners LP (Z)	5.000	10-01-22	95,000	101,311
Regency Energy Partners LP (Z)	5.500	04-15-23	490,000	510,134
Regency Energy Partners LP (Z)	5.875	03-01-22	90,000	99,122
Resolute Energy Corp.	8.500	05-01-20	180,000	183,600
Sabine Pass Liquefaction LLC (L)(S)(Z)	4.200	03-15-28	347,000	347,495
Sabine Pass Liquefaction LLC (S)	5.000	03-15-27	196,000	206,855
Sabine Pass Liquefaction LLC	5.750	05-15-24	170,000	187,913
Shell International Finance BV (Z)	4.375	05-11-45	725,000	744,207
Summit Midstream Holdings LLC	5.750	04-15-25	255,000	258,188
Sunoco Logistics Partners Operations LP (Z)	3.900	07-15-26	460,000	455,997
Sunoco Logistics Partners Operations LP (Z)	4.400	04-01-21	377,000	398,507
Tallgrass Energy Partners LP (S)	5.500	09-15-24	130,000	130,650
Teekay Offshore Partners LP	6.000	07-30-19	460,000	430,100
Tesoro Logistics LP	5.250	01-15-25	140,000	148,575
Tesoro Logistics LP	6.125	10-15-21	400,000	417,500
Tesoro Logistics LP	6.375	05-01-24	265,000	289,513
The Williams Companies, Inc.	4.550	06-24-24	155,000	158,681
The Williams Companies, Inc.	5.750	06-24-44	121,000	125,235
Williams Partners LP	4.875	05-15-23	255,000	262,650
Williams Partners LP	4.875	03-15-24	690,000	715,875
YPF SA (L)(S)(Z)	8.500	07-28-25	370,000	418,563
Financials 28.2%				50,576,167
Banks 15.0%
ABN AMRO Bank NV (S)(Z)	2.100	01-18-19	205,000	205,187
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (L)(Q)(S)(Z)	6.750	06-15-26	200,000	221,809
Bank of America Corp. (Z)	3.950	04-21-25	371,000	372,309
Bank of America Corp. (Z)	4.200	08-26-24	170,000	175,232
Bank of America Corp. (Z)	4.250	10-22-26	315,000	321,028
Bank of America Corp. (Z)	4.450	03-03-26	580,000	600,000
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (L)(Q)(Z)	6.300	03-10-26	610,000	671,763
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	440,000	456,500
BankUnited, Inc.	4.875	11-17-25	455,000	467,408
Barclays Bank PLC (S)(Z)	10.179	06-12-21	575,000	724,321
Barclays PLC (Z)	4.375	01-12-26	340,000	349,085
BPCE SA (S)(Z)	4.500	03-15-25	475,000	477,045

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BPCE SA (S)(Z)	5.700	10-22-23	1,145,000	$1,239,366
Branch Banking & Trust Company (Z)	2.100	01-15-20	710,000	713,243
Citigroup, Inc. (Z)	2.350	08-02-21	455,000	449,471
Citigroup, Inc. (Z)	4.600	03-09-26	430,000	446,064
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (L)(Q)(Z)	5.875	03-27-20	260,000	271,102
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	525,000	571,594
Commerzbank AG (S)	8.125	09-19-23	350,000	413,761
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)(Z)	11.000	06-30-19	1,000,000	1,167,500
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	600,000	641,892
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)(Z)	8.125	09-19-33	250,000	268,053
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (L)(Q)(Z)	5.100	06-30-23	420,000	417,900
HBOS PLC (S)(Z)	6.750	05-21-18	825,000	862,721
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)(Z)	6.375	09-17-24	200,000	207,000
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)(Z)	6.875	06-01-21	340,000	368,220
ING Bank NV (S)(Z)	5.800	09-25-23	1,000,000	1,119,463
JPMorgan Chase & Co. (Z)	3.200	06-15-26	410,000	401,923
JPMorgan Chase & Co. (Z)	4.625	05-10-21	720,000	779,484
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)(Z)	5.300	05-01-20	465,000	484,786
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750	02-01-24	805,000	908,040
Lloyds Banking Group PLC (Z)	4.650	03-24-26	880,000	913,759
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (L)(Q)(Z)	7.500	06-27-24	385,000	414,838
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (L)(Q)(Z)	5.125	11-01-26	345,000	348,881
Manufacturers & Traders Trust Company (P)(Z)	1.695	12-01-21	485,000	476,513
Popular, Inc.	7.000	07-01-19	260,000	270,400
Royal Bank of Scotland Group PLC	3.875	09-12-23	335,000	335,599
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (L)(Q)(Z)	8.000	08-10-25	200,000	207,500
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (L)(Q)(Z)	8.625	08-15-21	200,000	215,900
Santander Holdings USA, Inc. (Z)	2.700	05-24-19	635,000	637,813

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander UK Group Holdings PLC (S)	4.750	09-15-25	365,000	$368,360
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (L)(Q)(S)(Z)	7.375	09-13-21	340,000	359,550
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	420,000	452,025
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	385,000	408,293
Standard Chartered PLC (S)(Z)	2.100	08-19-19	750,000	746,021
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	598,000	603,479
Sumitomo Mitsui Trust Bank, Ltd. (S)	2.050	03-06-19	565,000	564,887
Synovus Financial Corp.	7.875	02-15-19	255,000	277,568
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)(Z)	4.850	06-01-23	335,000	335,670
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)(Z)	6.750	08-01-21	520,000	586,950
Wells Fargo & Company (Z)	4.650	11-04-44	255,000	257,540
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875	06-15-25	975,000	1,057,875
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)(Z)	7.980	03-15-18	370,000	387,113
Capital markets 3.9%
Ares Capital Corp. (Z)	3.875	01-15-20	430,000	439,644
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	295,000	327,167
FS Investment Corp. (Z)	4.000	07-15-19	435,000	437,640
FS Investment Corp. (Z)	4.250	01-15-20	290,000	296,210
Jefferies Group LLC (Z)	4.850	01-15-27	422,000	438,267
Jefferies Group LLC (Z)	8.500	07-15-19	235,000	265,212
Macquarie Bank, Ltd. (S)(Z)	4.875	06-10-25	520,000	548,151
Morgan Stanley (Z)	2.450	02-01-19	255,000	257,209
Morgan Stanley (Z)	3.875	01-27-26	400,000	408,936
Morgan Stanley (Z)	5.500	01-26-20	450,000	488,975
Morgan Stanley (Z)	7.300	05-13-19	895,000	986,989
Stifel Financial Corp. (Z)	4.250	07-18-24	315,000	321,584
The Goldman Sachs Group, Inc. (Z)	2.000	04-25-19	255,000	254,833
The Goldman Sachs Group, Inc. (Z)	2.300	12-13-19	880,000	881,932
The Goldman Sachs Group, Inc. (Z)	3.750	05-22-25	340,000	346,150
The Goldman Sachs Group, Inc. (Z)	4.750	10-21-45	245,000	262,213
Consumer finance 3.4%
Ally Financial, Inc.	3.250	11-05-18	325,000	328,250
Ally Financial, Inc. (L)(Z)	5.125	09-30-24	645,000	658,706

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp. (Z)	2.450	04-24-19	275,000	$276,647
Capital One Financial Corp. (Z)	3.500	06-15-23	1,100,000	1,116,291
Capital One Financial Corp. (Z)	3.750	07-28-26	570,000	549,032
Capital One Financial Corp. (Z)	4.200	10-29-25	440,000	443,068
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	350,000	364,000
Credit Acceptance Corp.	6.125	02-15-21	395,000	393,025
Credito Real SAB de CV (S)	7.250	07-20-23	200,000	208,750
Discover Bank (Z)	2.600	11-13-18	510,000	514,394
Discover Financial Services	3.950	11-06-24	750,000	760,134
Discover Financial Services	5.200	04-27-22	85,000	92,314
Enova International, Inc. (L)(Z)	9.750	06-01-21	390,000	397,800
Diversified financial services 1.8%
ASP AMC Merger Sub, Inc. (S)	8.000	05-15-25	155,000	153,838
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	161,909	166,362
Flagstar Bancorp, Inc.	6.125	07-15-21	255,000	273,020
Ladder Capital Finance Holdings LLLP (S)	5.250	03-15-22	95,000	97,494
Leucadia National Corp.	5.500	10-18-23	655,000	705,572
NewStar Financial, Inc.	7.250	05-01-20	435,000	448,594
S&P Global, Inc. (Z)	4.000	06-15-25	495,000	519,341
S&P Global, Inc. (Z)	4.400	02-15-26	340,000	364,057
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (L)(Z)	5.650	05-15-53	419,000	432,618
Insurance 2.8%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	235,000	251,715
AXA SA (Z)	8.600	12-15-30	175,000	244,125
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)(Z)	6.379	12-14-36	240,000	263,700
CNO Financial Group, Inc.	5.250	05-30-25	450,000	464,625
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800	03-07-87	705,000	816,038
MetLife, Inc. (Z)	6.400	12-15-66	355,000	399,375
MetLife, Inc. (S)(Z)	9.250	04-08-68	315,000	453,206
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	365,000	387,813
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%) (Z)	5.200	03-15-44	270,000	280,800
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (Z)	5.875	09-15-42	267,000	294,983

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	465,000	$634,282
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (Z)	8.125	06-15-68	540,000	570,883
Thrifts and mortgage finance 1.3%
MGIC Investment Corp.	5.750	08-15-23	99,000	106,178
Nationstar Mortgage LLC	6.500	07-01-21	295,000	299,425
Nationstar Mortgage LLC	7.875	10-01-20	340,000	353,600
Nationstar Mortgage LLC	9.625	05-01-19	295,000	303,481
Quicken Loans, Inc. (S)	5.750	05-01-25	550,000	555,500
Radian Group, Inc.	5.250	06-15-20	170,000	177,650
Radian Group, Inc.	7.000	03-15-21	295,000	328,925
Stearns Holdings LLC (S)	9.375	08-15-20	164,000	165,640
Health care 5.3%				9,518,445
Biotechnology 0.9%
AbbVie, Inc. (Z)	3.600	05-14-25	420,000	423,562
Amgen, Inc. (Z)	4.400	05-01-45	195,000	192,580
Shire Acquisitions Investments Ireland DAC (Z)	1.900	09-23-19	470,000	467,388
Shire Acquisitions Investments Ireland DAC (Z)	3.200	09-23-26	625,000	605,108
Health care equipment and supplies 0.5%
Medtronic, Inc. (Z)	4.625	03-15-45	330,000	359,092
Team Health Holdings, Inc. (L)(S)(Z)	6.375	02-01-25	60,000	58,575
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	435,000	433,335
Health care providers and services 2.6%
Community Health Systems, Inc. (L)(Z)	5.125	08-01-21	280,000	277,550
Community Health Systems, Inc. (L)(Z)	8.000	11-15-19	215,000	209,225
DaVita, Inc.	5.000	05-01-25	315,000	317,363
Express Scripts Holding Company (Z)	4.750	11-15-21	1,000,000	1,078,263
Fresenius US Finance II, Inc. (L)(S)(Z)	4.500	01-15-23	255,000	262,650
HCA, Inc. (L)(Z)	5.250	04-15-25	375,000	403,009
HCA, Inc.	5.250	06-15-26	320,000	341,200
HCA, Inc.	7.500	02-15-22	300,000	345,120
LifePoint Health, Inc. (L)(S)(Z)	5.375	05-01-24	285,000	287,850
MEDNAX, Inc. (S)	5.250	12-01-23	260,000	265,850
Select Medical Corp. (L)(Z)	6.375	06-01-21	360,000	368,100
Universal Health Services, Inc. (S)	4.750	08-01-22	240,000	246,758
Universal Health Services, Inc. (S)	5.000	06-01-26	189,000	194,670
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (S)	4.875	05-15-23	260,000	267,150
Pharmaceuticals 1.2%
Actavis Funding SCS (Z)	3.800	03-15-25	1,000,000	1,017,737

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Mylan NV (Z)	2.500	06-07-19	339,000	$340,661
Mylan NV (Z)	3.950	06-15-26	764,000	755,649
Industrials 11.4%				20,477,214
Aerospace and defense 1.1%
Arconic, Inc. (L)(Z)	5.125	10-01-24	390,000	408,525
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	350,000	363,125
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	250,000	263,750
Lockheed Martin Corp. (Z)	2.900	03-01-25	386,000	383,053
Lockheed Martin Corp. (Z)	4.700	05-15-46	295,000	324,103
Textron, Inc. (Z)	7.250	10-01-19	240,000	266,789
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500	06-15-22	425,000	449,969
Airlines 4.1%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625	05-15-18	310,000	320,850
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	76,493	85,673
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	500,332	516,593
American Airlines 2013-2 Class A Pass Through Trust (Z)	4.950	07-15-24	350,141	373,666
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	540,215	528,061
American Airlines 2016-1 Class A Pass Through Trust (Z)	4.100	07-15-29	185,097	189,022
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	140,000	142,450
American Airlines 2017-1 Class AA Pass Through Trust (Z)	3.650	08-15-30	210,000	212,888
British Airways 2013-1 Class A Pass Through Trust (S)(Z)	4.625	06-20-24	543,604	580,733
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	148,057	155,882
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	20,136	20,448
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	7,902	8,000
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	95,386	100,394
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	25,465	26,674
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	10-19-23	416,204	457,824

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	142,701	$150,193
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	517,632	582,983
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	98,068	102,432
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	180,999	191,316
Delta Air Lines, Inc. (L)(Z)	3.625	03-15-22	476,000	488,471
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	307,035	341,061
United Airlines 2014-2 Class A Pass Through Trust (Z)	3.750	03-03-28	443,187	453,712
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	433,101	443,929
United Airlines 2016-1 Class A Pass Through Trust (Z)	3.450	01-07-30	245,000	246,225
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	324,702	353,926
US Airways 2012-1 Class A Pass Through Trust (Z)	5.900	04-01-26	247,685	277,739
Building products 1.1%
Builders FirstSource, Inc. (S)	10.750	08-15-23	215,000	251,013
Masco Corp.	4.375	04-01-26	255,000	269,688
Masco Corp.	4.450	04-01-25	275,000	292,427
Owens Corning	4.200	12-15-22	1,095,000	1,147,764
Commercial services and supplies 0.4%
LSC Communications, Inc. (S)	8.750	10-15-23	290,000	299,425
Prime Security Services Borrower LLC (S)	9.250	05-15-23	255,000	278,588
Tervita Escrow Corp. (S)	7.625	12-01-21	60,000	61,650
Construction and engineering 0.3%
AECOM (S)	5.125	03-15-27	415,000	415,477
Engility Corp. (S)	8.875	09-01-24	77,000	82,198
Tutor Perini Corp. (S)	6.875	05-01-25	88,000	92,400
Electrical equipment 0.1%
EnerSys (S)	5.000	04-30-23	95,000	96,781
Industrial conglomerates 0.7%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)(Z)	5.000	01-21-21	1,148,000	1,210,853
Machinery 0.1%
SPL Logistics Escrow LLC (S)	8.875	08-01-20	215,000	174,150
Professional services 0.5%
IHS Markit, Ltd. (S)	4.750	02-15-25	110,000	115,088
IHS Markit, Ltd. (S)	5.000	11-01-22	152,000	162,450

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Verisk Analytics, Inc. (Z)	4.000	06-15-25	645,000	$659,782
Trading companies and distributors 2.7%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (L)(S)(Z)	6.500	06-15-45	350,000	367,500
AerCap Ireland Capital DAC (Z)	4.625	10-30-20	435,000	461,868
Ahern Rentals, Inc. (S)	7.375	05-15-23	395,000	339,700
Air Lease Corp. (Z)	3.000	09-15-23	280,000	275,291
Air Lease Corp. (Z)	3.375	01-15-19	170,000	173,601
Air Lease Corp. (Z)	3.625	04-01-27	275,000	272,905
Air Lease Corp. (Z)	3.875	04-01-21	255,000	266,225
Aircastle, Ltd.	5.000	04-01-23	620,000	661,850
Aircastle, Ltd.	5.500	02-15-22	215,000	232,824
Aircastle, Ltd.	6.250	12-01-19	195,000	211,478
Aircastle, Ltd.	7.625	04-15-20	160,000	179,712
Ashtead Capital, Inc. (S)	5.625	10-01-24	205,000	219,071
International Lease Finance Corp. (Z)	5.875	04-01-19	240,000	256,137
International Lease Finance Corp. (S)(Z)	7.125	09-01-18	290,000	309,575
Park Aerospace Holdings, Ltd. (S)	5.500	02-15-24	105,000	111,038
United Rentals North America, Inc. (L)(Z)	5.500	07-15-25	260,000	271,700
United Rentals North America, Inc. (L)(Z)	5.750	11-15-24	175,000	184,406
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	255,000	262,140
Information technology 5.1%				9,090,074
Electronic equipment, instruments and components 1.3%
CDW LLC	5.000	09-01-25	47,000	48,175
Ingram Micro, Inc.	5.450	12-15-24	365,000	366,331
Jabil Circuit, Inc.	4.700	09-15-22	700,000	735,000
Keysight Technologies, Inc. (Z)	4.600	04-06-27	255,000	264,612
Tech Data Corp. (Z)	4.950	02-15-27	551,000	567,434
Zebra Technologies Corp. (L)(Z)	7.250	10-15-22	270,000	291,938
Internet software and services 0.3%
Match Group, Inc.	6.375	06-01-24	260,000	283,075
VeriSign, Inc.	5.250	04-01-25	270,000	282,488
IT services 0.2%
Gartner, Inc. (S)	5.125	04-01-25	68,000	70,380
Sixsigma Networks Mexico SA de CV (L)(S)(Z)	8.250	11-07-21	200,000	200,000
Tempo Acquisition LLC (S)	6.750	06-01-25	50,000	51,375
Semiconductors and semiconductor equipment 0.7%
Micron Technology, Inc. (L)(Z)	5.875	02-15-22	280,000	293,300
Micron Technology, Inc. (Z)	7.500	09-15-23	250,000	280,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       18

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV (S)	4.625	06-01-23	645,000	$694,181
Software 1.8%
Activision Blizzard, Inc. (S)(Z)	3.400	09-15-26	400,000	392,006
Activision Blizzard, Inc. (S)(Z)	6.125	09-15-23	365,000	396,025
CA, Inc. (Z)	3.600	08-15-22	355,000	364,344
CA, Inc. (Z)	4.700	03-15-27	325,000	341,339
Electronic Arts, Inc. (Z)	4.800	03-01-26	715,000	781,689
Microsoft Corp. (Z)	4.450	11-03-45	535,000	571,202
Open Text Corp. (S)	5.875	06-01-26	265,000	282,888
Symantec Corp. (S)	5.000	04-15-25	102,000	105,330
Technology hardware, storage and peripherals 0.8%
Dell International LLC (S)(Z)	6.020	06-15-26	825,000	908,735
Dell International LLC (L)(S)(Z)	7.125	06-15-24	85,000	93,953
Dell International LLC (S)(Z)	8.350	07-15-46	255,000	329,999
NCR Corp.	5.875	12-15-21	90,000	94,275
Materials 2.3%				4,106,702
Chemicals 1.2%
Braskem Finance, Ltd. (S)	7.000	05-07-20	515,000	561,994
NOVA Chemicals Corp. (S)	5.000	05-01-25	535,000	547,706
Platform Specialty Products Corp. (L)(S)(Z)	6.500	02-01-22	535,000	548,375
The Chemours Company	6.625	05-15-23	456,000	487,920
Construction materials 0.3%
Cemex SAB de CV (L)(S)(Z)	6.125	05-05-25	360,000	386,536
U.S. Concrete, Inc. (S)	6.375	06-01-24	145,000	151,525
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (S)	6.000	02-15-25	215,000	222,256
Cascades, Inc. (S)	5.500	07-15-22	233,000	234,748
Metals and mining 0.3%
Novelis Corp. (L)(S)(Z)	5.875	09-30-26	95,000	97,613
Vale Overseas, Ltd.	6.250	08-10-26	248,000	271,014
Vedanta Resources PLC (L)(S)(Z)	6.375	07-30-22	240,000	243,240
Paper and forest products 0.2%
Boise Cascade Company (S)	5.625	09-01-24	80,000	82,200
Norbord, Inc. (S)	6.250	04-15-23	255,000	271,575
Real estate 3.1%				5,626,336
Equity real estate investment trusts 3.1%
American Tower Corp. (Z)	3.400	02-15-19	305,000	311,580
American Tower Corp. (Z)	4.700	03-15-22	400,000	430,785
Crown Castle Towers LLC (S)(Z)	4.883	08-15-40	710,000	757,163
Crown Castle Towers LLC (S)(Z)	6.113	01-15-40	451,000	488,586

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       19

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Equinix, Inc.	5.375	05-15-27	205,000	$214,182
Iron Mountain, Inc.	5.750	08-15-24	395,000	406,850
Iron Mountain, Inc.	6.000	08-15-23	440,000	467,491
MPT Operating Partnership LP	6.375	02-15-22	320,000	330,800
Omega Healthcare Investors, Inc. (Z)	4.500	01-15-25	295,000	296,268
Omega Healthcare Investors, Inc. (Z)	4.950	04-01-24	350,000	365,585
Omega Healthcare Investors, Inc. (Z)	5.250	01-15-26	180,000	189,235
Ventas Realty LP (Z)	3.500	02-01-25	575,000	568,901
Ventas Realty LP (Z)	3.750	05-01-24	101,000	102,607
VEREIT Operating Partnership LP (Z)	4.600	02-06-24	523,000	545,881
Welltower, Inc. (Z)	3.750	03-15-23	146,000	150,422
Telecommunication services 4.7%				8,462,983
Diversified telecommunication services 3.2%
AT&T, Inc. (Z)	3.875	08-15-21	800,000	835,627
AT&T, Inc. (Z)	4.750	05-15-46	287,000	269,423
AT&T, Inc. (Z)	5.450	03-01-47	770,000	793,214
Cincinnati Bell, Inc. (S)	7.000	07-15-24	235,000	248,748
Frontier Communications Corp.	8.875	09-15-20	330,000	348,355
GCI, Inc. (L)(Z)	6.875	04-15-25	265,000	284,875
Radiate Holdco LLC (L)(S)(Z)	6.625	02-15-25	245,000	244,388
Sprint Spectrum Company LLC (S)(Z)	3.360	03-20-23	260,000	262,275
Telecom Italia Capital SA	7.200	07-18-36	365,000	402,413
Verizon Communications, Inc. (Z)	4.400	11-01-34	260,000	248,811
Verizon Communications, Inc. (Z)	4.672	03-15-55	295,000	270,270
Verizon Communications, Inc. (Z)	4.862	08-21-46	830,000	806,055
Verizon Communications, Inc. (Z)	5.012	08-21-54	255,000	247,416
Wind Acquisition Finance SA (S)	7.375	04-23-21	355,000	369,200
Zayo Group LLC (S)	5.750	01-15-27	125,000	132,656
Wireless telecommunication services 1.5%
CC Holdings GS V LLC (Z)	3.849	04-15-23	350,000	363,481
Digicel Group, Ltd. (S)	8.250	09-30-20	385,000	352,275
Digicel, Ltd. (L)(S)(Z)	6.750	03-01-23	295,000	280,619
Millicom International Cellular SA (S)	4.750	05-22-20	210,000	215,088
Millicom International Cellular SA (S)	6.625	10-15-21	300,000	314,250
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	225,000	213,694
SBA Tower Trust (S)(Z)	3.598	04-15-43	370,000	370,144
Sprint Capital Corp.	6.875	11-15-28	305,000	330,925
T-Mobile USA, Inc.	6.125	01-15-22	245,000	258,781
Utilities 7.1%				12,666,996
Electric utilities 3.8%
Abengoa Transmision Sur SA (S)	6.875	04-30-43	249,475	268,497

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       20

	Rate (%)		Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Beaver Valley II Funding Corp.	9.000		06-01-17	4,000	$4,024
Broadcom Corp. (S)(Z)	2.375		01-15-20	500,000	500,350
Broadcom Corp. (S)(Z)	3.875		01-15-27	529,000	536,914
BVPS II Funding Corp.	8.890		06-01-17	14,000	14,017
Duke Energy Corp. (Z)	3.550		09-15-21	1,000,000	1,040,924
Electricite de France SA (S)(Z)	3.625		10-13-25	260,000	265,535
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (L)(Q)(S)(Z)	5.250		01-29-23	485,000	485,000
Emera US Finance LP (Z)	3.550		06-15-26	210,000	208,378
Empresa Electrica Angamos SA (S)	4.875		05-25-29	360,000	365,246
Exelon Generation Company LLC (Z)	4.000		10-01-20	1,000,000	1,042,827
FPL Energy National Wind LLC (S)	5.608		03-10-24	52,946	52,946
Great Plains Energy, Inc. (Z)	3.900		04-01-27	260,000	263,035
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	420,000	435,926
NextEra Energy Capital Holdings, Inc. (Z)	3.550		05-01-27	490,000	491,480
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)(Z)	6.250		02-01-22	320,000	355,600
Southern Power Company (Z)	1.950		12-15-19	475,000	472,591
Gas utilities 0.1%
AmeriGas Partners LP	5.500		05-20-25	183,000	184,830
Independent power and renewable electricity producers 0.9%
NRG Energy, Inc. (L)(Z)	6.250		05-01-24	585,000	582,953
NRG Energy, Inc. (L)(Z)	6.625		01-15-27	305,000	301,950
NRG Yield Operating LLC	5.375		08-15-24	760,000	777,100
Multi-utilities 2.3%
Berkshire Hathaway Energy Company (Z)	8.480		09-15-28	550,000	800,554
CMS Energy Corp. (Z)	5.050		03-15-22	1,000,000	1,101,486
Dominion Resources, Inc. (Z)	3.625		12-01-24	1,000,000	1,018,725
NiSource Finance Corp. (Z)	5.450		09-15-20	1,000,000	1,096,108
Convertible bonds 0.2% (0.1% of Total investments)					$285,106
(Cost $288,198)
Utilities 0.2%					285,106
Independent power and renewable electricity producers 0.2%
NRG Yield, Inc. (S)	3.250		06-01-20	290,000	285,106
Term loans (M) 0.2% (0.2% of Total investments)					$426,813
(Cost $562,592)
Financials 0.1%					150,000
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (T)		TBD	04-21-23	150,000	150,000

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       21

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.0%				$129,981
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.671	12-28-19	143,625	129,981
Utilities 0.1%				146,832
Electric utilities 0.1%
ExGen Texas Power LLC	5.897	09-16-21	272,922	146,832
Capital preferred securities (a) 0.9% (0.6% of Total investments)				$1,567,943
(Cost $1,538,094)
Financials 0.9%				1,567,943
Banks 0.5%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	05-18-17	420,000	357,000
Sovereign Capital Trust VI	7.908	06-13-36	489,000	493,890
Capital markets 0.2%
State Street Corp. (P)(Z)	2.131	06-01-77	400,000	351,500
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month LIBOR + 3.960%) (S)(Z)	7.875	12-15-67	110,000	140,305
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-67	225,000	225,248
U.S. Government and Agency obligations 18.0% (12.0% of Total investments)				$32,249,790
(Cost $32,448,992)
U.S. Government 4.6%				8,151,757
U.S. Treasury
Bond (Z)	2.875	11-15-46	260,000	255,501
Note (Z)	2.000	02-15-25	3,337,000	3,293,462
Note (Z)	2.250	02-15-27	1,768,000	1,762,751
Treasury Inflation Protected Security (Z)	0.375	07-15-25	2,819,472	2,840,043
U.S. Government Agency 13.4%				24,098,033
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	764,136	770,524
30 Yr Pass Thru	4.500	09-01-41	1,556,623	1,684,254
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	2,651,081	2,666,926
30 Yr Pass Thru	3.000	07-01-43	803,580	808,006
30 Yr Pass Thru	3.500	12-01-42	4,111,462	4,261,627
30 Yr Pass Thru	3.500	01-01-43	3,034,050	3,155,293
30 Yr Pass Thru	3.500	04-01-45	1,460,351	1,508,668
30 Yr Pass Thru	4.000	10-01-40	317,580	337,851
30 Yr Pass Thru	4.000	09-01-41	1,939,302	3,659,839
30 Yr Pass Thru	4.000	10-01-41	1,532,053	1,627,208
30 Yr Pass Thru	4.500	07-01-41	2,851,601	3,084,742
30 Yr Pass Thru	5.000	04-01-41	353,835	392,342
30 Yr Pass Thru	5.500	08-01-40	125,839	140,753

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       22

	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.7% (0.5% of Total investments)				$1,314,675
(Cost $1,161,105)
Argentina 0.7%				1,314,675
Provincia de Buenos Aires Bond (S)	7.875	06-15-27	390,000	407,133
Republic of Argentina
Bond	6.875	01-26-27	155,000	163,758
Bond	7.500	04-22-26	350,000	383,425
Bond (L) (Z)	8.280	12-31-33	322,469	360,359
Collateralized mortgage obligations 20.9% (13.9% of Total investments)				$37,408,339
(Cost $35,861,505)
Commercial and residential 18.6%				33,298,291
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	1.422	06-25-45	416,477	401,276
Americold 2010 LLC Series 2010-ARTA, Class D (S)	7.443	01-14-29	605,000	681,332
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.716	04-14-33	415,000	395,289
BBCMS Trust
Series 2015, Class C (P) (S)	2.994	02-15-28	215,000	212,741
Series 2015-MSQ, Class D (P) (S)	4.123	09-15-32	480,000	480,043
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.377	03-25-35	118,126	50,160
Series 2005-2, Class A1 (P)	3.260	03-25-35	224,646	225,702
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	1.551	07-25-35	225,118	214,470
Series 2005-7, Class 11A1 (P)	1.531	08-25-35	415,423	400,501
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.983	07-05-33	620,000	611,445
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	3.494	08-15-29	605,000	606,902
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058	03-10-33	595,000	578,870
Series 2015-1740, Class D (P) (S)	3.787	01-10-35	370,000	365,792
Series 2015-1740, Class XA IO (S)	1.023	01-10-35	6,885,000	286,084
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.683	05-15-29	445,000	447,509
Series 2015-JWRZ, Class GL2 (P) (S)	4.683	05-15-29	410,000	412,441
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2017-CD3, Class C (P)	4.715	02-10-50	435,000	457,661
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.912	12-15-27	529,071	531,892
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.912	04-10-28	325,000	319,807
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-33	584,670	592,768

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Cold Storage Trust Series 2017-ICE3, Class D (P) (S)	3.094	04-15-24	355,000	$355,000
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-CR27, Class B (P)	4.510	10-10-48	235,000	247,204
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (P)	4.934	12-10-44	360,000	386,497
Series 2013-300P, Class D (P) (S)	4.540	08-10-30	620,000	643,100
Series 2013-CR11, Class B (P)	5.328	08-10-50	895,000	981,695
Series 2013-CR13, Class C (P)	4.906	12-10-23	435,000	453,520
Series 2013-CR6, Class XA IO	1.595	03-10-46	4,061,651	140,465
Series 2014-FL4, Class D (P) (S)	3.440	07-13-31	600,000	589,550
Series 2014-TWC, Class D (P) (S)	3.240	02-13-32	445,000	446,535
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	3.063	08-13-27	775,000	775,977
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.065	04-10-47	552,000	567,195
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979	02-10-34	360,000	361,008
Deutsche Bank Commercial Mortgage Trust Series 2016-C3, Class C (P)	3.636	09-10-49	130,000	124,595
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.531	06-25-34	272,407	260,534
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-34	220,000	222,709
Series 2015-NRF, Class EFX (P) (S)	3.495	12-15-34	495,000	493,563
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	4.494	05-15-34	520,000	527,139
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.490	05-10-45	5,968,160	452,969
Series 2014-NEW, Class C (S)	3.790	01-10-31	165,000	163,582
Series 2016-RENT, Class D (P) (S)	4.202	02-10-29	420,000	429,730
Series 2017-485L, Class C (P) (S)	4.115	02-10-37	240,000	249,064
Series 2017-GS5, Class C (P)	4.299	03-10-50	190,000	199,290
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.492	05-19-35	4,851,354	239,465
Series 2005-9, Class 2A1C (P)	1.443	06-20-35	484,375	464,041
Series 2007-3, Class ES IO (S)	0.350	05-19-47	6,624,760	100,871
Series 2007-4, Class ES IO	0.350	07-19-47	7,205,902	101,813
Series 2007-6, Class ES IO (S)	0.342	08-19-37	5,574,030	69,748
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	3.144	07-15-29	310,000	305,508
Hilton USA Trust Series 2016-HHV, Class D (P) (S)	4.333	11-05-38	285,000	274,350

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.633	08-05-34	305,000	$302,940
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.936	07-25-35	4,893,791	326,398
Series 2005-AR8, Class AX2 IO	1.954	05-25-35	5,097,732	294,116
Series 2005-AR18, Class 1X IO	1.792	10-25-36	6,245,901	415,828
Series 2005-AR18, Class 2X IO	1.569	10-25-36	5,612,007	203,678
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.822	04-15-47	725,000	736,332
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	2,815,000	182,812
Series 2014-FL5, Class C (P) (S)	3.094	07-15-31	1,030,000	1,020,709
Series 2014-INN, Class F (P) (S)	4.994	06-15-29	490,000	485,103
Series 2014-PHH, Class C (P) (S)	3.094	08-15-27	760,000	759,999
Series 2015-MAR7, Class C (S)	4.490	06-05-32	480,000	483,597
Series 2015-SGP, Class B (P) (S)	3.744	07-15-36	360,000	362,022
Series 2016-JP3, Class C (P)	3.623	08-15-49	183,000	174,695
MASTR Alternative Loan Trust Series 2005-2, Class 4A3 (P)	1.391	03-25-35	161,623	153,371
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	2.543	10-25-35	316,876	315,252
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.282	02-15-46	293,000	289,941
Series 2014-C18, Class 300D	5.279	08-15-31	380,000	394,238
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438	09-09-32	1,050,000	1,051,145
MortgageIT Trust Series 2005-2, Class 1A2 (P)	1.651	05-25-35	230,960	219,137
MSCG Trust Series 2016-SNR, Class D (S)	6.550	11-15-34	465,000	463,252
One Market Plaza Trust Series 2017-1MKT, Class D (S)	4.146	02-10-32	190,000	192,623
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates Series 2005-3, Class APT (P)	1.281	07-25-35	243,941	239,282
TMSQ Mortgage Trust Series 2014-1500, Class D (P) (S)	3.963	10-10-36	340,000	330,365
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	443,204
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.583	05-10-63	3,789,319	208,922
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	612,000	629,249
VNDO Trust Series 2016-350P, Class D (P) (S)	3.903	01-10-35	455,000	460,337
WaMu Mortgage Pass Through Certificates Series 2005-AR8, Class 2AB2 (P)	1.411	07-25-45	420,347	401,276

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.800	03-18-28	935,000	$928,845
Series 2013-BTC, Class E (P) (S)	3.668	04-16-35	620,000	562,118
Series 2015-LC22, Class B (P)	4.541	09-15-58	295,000	317,376
Series 2017-RB1, Class C	4.311	03-15-50	235,000	245,603
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.241	11-15-45	4,692,350	350,426
Series 2013-C15, Class B (P)	4.629	08-15-46	155,000	165,121
Series 2013-C16, Class B (P)	5.147	09-15-46	265,000	289,577
U.S. Government Agency 2.3%				4,110,048
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.841	10-25-27	380,000	389,116
Series 2016-DNA3, Class M2 (P)	2.991	12-25-28	280,000	286,707
Series K017, Class X1 IO	1.511	12-25-21	2,742,210	141,881
Series K018, Class X1 IO	1.531	01-25-22	3,478,015	182,803
Series K021, Class X1 IO	1.609	06-25-22	769,559	48,156
Series K022, Class X1 IO	1.388	07-25-22	8,824,025	477,685
Series K707, Class X1 IO	1.660	12-25-18	2,309,097	45,044
Series K709, Class X1 IO	1.645	03-25-19	3,166,331	73,197
Series K710, Class X1 IO	1.886	05-25-19	3,394,628	96,294
Series K718, Class X1 IO	0.767	01-25-22	16,627,959	424,048
Government National Mortgage Association
Series 2012-114, Class IO	0.822	01-16-53	1,586,670	89,386
Series 2016-142, Class IO	0.997	09-16-58	1,525,407	130,192
Series 2016-162, Class IO	0.996	09-16-58	3,315,600	274,530
Series 2016-174, Class IO	0.904	11-16-56	2,162,321	181,745
Series 2016-87, Class IO	1.007	08-16-58	2,045,976	157,967
Series 2017-20, Class IO	0.750	12-16-58	4,099,810	290,620
Series 2017-22, Class IO	1.047	12-16-57	1,461,265	144,175
Series 2017-3, Class IO	0.907	09-16-58	3,815,739	301,992
Series 2017-46, Class IO	0.619	11-16-57	3,106,176	213,973
Series 2017-61, Class IO	0.765	05-16-59	1,845,000	160,537
Asset backed securities 11.8% (7.9% of Total investments)				$21,132,494
(Cost $20,827,577)
Asset backed securities 11.8%				21,132,494
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.666	05-25-35	222,671	222,409
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	1.441	10-25-35	825,000	783,642
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	1.461	05-25-35	480,000	465,178
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	1,000,000	985,341

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       26

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	630,400	$631,964
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	2.071	01-25-34	219,379	205,983
Series 2004-W6, Class M1 (P)	1.816	05-25-34	109,892	105,522
BMW Vehicle Owner Trust Series 2016-A, Class A4	1.370	12-27-22	325,000	321,146
Capital One Multi-Asset Execution Trust Series 2017-A1, Class A1	2.000	01-17-23	1,050,000	1,055,289
Chase Issuance Trust Series 2016-A5, Class A5	1.270	07-15-21	1,460,000	1,447,171
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870	02-15-22	260,000	258,075
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	1,038,298	1,032,713
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	21,185	15,561
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	4.997	02-25-35	301,433	302,096
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	1.461	05-25-36	233,243	231,355
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	852,600	866,614
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	448,175	441,501
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (S)	3.857	04-30-47	145,000	145,802
Ford Credit Auto Owner Trust Series 2016-C, Class A4	1.400	02-15-22	290,000	286,543
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	1.261	10-25-35	252,187	246,105
Home Equity Asset Trust Series 2005-3, Class M4 (P)	1.631	08-25-35	235,000	222,422
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360	01-18-23	510,000	504,256
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370	07-15-20	430,000	429,455
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	1.741	09-25-35	256,559	238,605
MVW Owner Trust Series 2014-1A, Class A (S)	2.250	09-22-31	97,833	97,181
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.666	03-25-35	425,000	400,791
RAAC Series Trust Series 2006-SP4, Class M1 (P)	1.331	11-25-36	175,000	164,705
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	1.141	09-25-36	469,684	456,236

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472	05-20-46	223,688	$222,791
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	1.291	12-25-36	927,328	917,099
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	1.421	09-25-35	212,046	207,811
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	395,000	396,984
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832	05-25-46	512,425	521,597
Towd Point Mortgage Trust Series 2016-5, Class A1 (P) (S)	2.500	10-25-56	579,254	577,683
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4	1.320	11-15-21	285,000	282,085
Series 2017-A, Class A3	1.730	02-16-21	500,000	500,966
Verizon Owner Trust
Series 2016-2A, Class A (S)	1.680	05-20-21	710,000	708,958
Series 2017-1A, Class A (S)	2.060	09-20-21	810,000	813,503
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	1,787,775	1,798,326
Westgate Resorts LLC
Series 2014-1A, Class A (S)	2.150	12-20-26	376,077	374,309
Series 2014-1A, Class B (S)	3.250	12-20-26	251,367	249,683
Series 2015-1A, Class A (S)	2.750	05-20-27	187,521	188,091
Series 2015-2A, Class B (S)	4.000	07-20-28	264,245	265,029
Series 2016-1A, Class A (S)	3.500	12-20-28	223,112	224,318
Series 2017-1A, Class A (S)	3.050	12-20-30	320,000	319,600
			Shares	Value
Common stocks 0.9% (0.6% of Total investments)				$1,669,320
(Cost $1,804,926)
Energy 0.2%				417,520
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A			8,000	417,520
Financials 0.3%				589,600
Capital markets 0.3%
Ares Capital Corp. (L)(Z)			33,500	589,600
Health care 0.4%				662,200
Pharmaceuticals 0.4%
Sanofi, ADR			14,000	662,200

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       28

			Shares	Value
Preferred securities (b) 1.4% (1.0% of Total investments)				$2,559,845
(Cost $2,541,543)
Consumer staples 0.3%				559,180
Food and staples retailing 0.3%
	Ocean Spray Cranberries, Inc., 6.250% (S)		6,250	559,180
Financials 0.5%				879,958
Banks 0.1%
	Wells Fargo & Company, Series L, 7.500%		192	243,840
Consumer finance 0.4%
	GMAC Capital Trust I, 6.824% (P)		24,985	636,118
Utilities 0.6%				1,120,707
Electric utilities 0.1%
	Exelon Corp., 6.500%		4,341	214,402
Multi-utilities 0.5%
	Dominion Resources, Inc., 6.750% (L)(Z)		13,140	665,147
	DTE Energy Company, 6.500%		4,475	241,158
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$153
(Cost $0)
Materials 0.0%				153
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	245,000	153
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.3% (1.5% of Total investments)				$4,102,000
(Cost $4,102,000)
U.S. Government Agency 2.0%				3,508,000
Federal Home Loan Bank Discount Note	0.680	05-01-17	3,508,000	3,508,000
			Par value^	Value
Repurchase agreement 0.3%				594,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $594,011 on 5-1-17, collateralized by $580,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $608,435 including interest)			594,000	594,000
Total investments (Cost $261,481,905)† 149.7%				$268,426,618
Other assets and liabilities, net (49.7%)				($89,132,949)
Total net assets 100.0%				$179,293,669

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       29

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with and pay interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17, and is a component of the fund's leverage under the Liquidity Agreement.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $83,187,855 or 46.4% of the fund's net assets as of 4-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-17 was $112,022,254. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $16,035,783.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $263,161,112. Net unrealized appreciation aggregated to $5,265,506, of which $8,459,697 related to appreciated investment securities and $3,194,191 related to depreciated investment securities.

DERIVATIVES

SWAPS

Interest rate swaps

Counterparty	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Morgan Stanley Capital Services	22,000,000	USD	Fixed 1.09375%	3 Month LIBOR (a)	Semi- Annual	Quarterly	May 2017	—	($63,247)	($63,247)

(a) At 4-30-17, 3-Month LIBOR was 1.1723%

See Notes to financial statements regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       30

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $261,481,905)	$268,426,618
Cash	5,808
Cash segregated at custodian for derivative contracts	20,000
Dividends and interest receivable	2,598,910
Other receivables and prepaid expenses	24,233
Total assets	271,075,569
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	235,024
Swap contracts, at value	63,247
Interest payable	121,035
Payable to affiliates
Accounting and legal services fees	12,756
Trustees' fees	27
Other liabilities and accrued expenses	49,811
Total liabilities	91,781,900
Net assets	$179,293,669
Net assets consist of
Paid-in capital	$182,289,517
Undistributed net investment income	500,083
Accumulated net realized gain (loss) on investments and swap agreements	(10,377,397)
Net unrealized appreciation (depreciation) on investments and swap agreements	6,881,466
Net assets	$179,293,669

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	$15.39

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       31

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Interest	$5,847,537
Dividends	132,978
Less foreign taxes withheld	(2,256)
Total investment income	5,978,259
Expenses
Investment management fees	694,233
Interest expense	638,529
Accounting and legal services fees	30,447
Transfer agent fees	42,251
Trustees' fees	21,521
Printing and postage	33,919
Professional fees	32,994
Custodian fees	12,971
Stock exchange listing fees	11,745
Other	3,429
Total expenses	1,522,039
Less expense reductions	(10,213)
Net expenses	1,511,826
Net investment income	4,466,433
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	140,009
Swap contracts	(22,537)
117,472
Change in net unrealized appreciation (depreciation) of
Investments	(928,475)
Swap contracts	26,797
(901,678)
Net realized and unrealized loss	(784,206)
Increase in net assets from operations	$3,682,227

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       32

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,466,433	$9,224,729
Net realized gain (loss)	117,472	(1,272,707)
Change in net unrealized appreciation (depreciation)	(901,678)	6,031,668
Increase in net assets resulting from operations	3,682,227	13,983,690
Distributions to shareholders
From net investment income	(4,848,473)	(9,911,245)
Total increase (decrease)	(1,166,246)	4,072,445
Net assets
Beginning of period	180,459,915	176,387,470
End of period	$179,293,669	$180,459,915
Undistributed net investment income	$500,083	$882,123
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       33

STATEMENT OF CASH FLOWS For the six months ended 4-30-17 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$3,682,227
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(52,266,725)
Long-term investments sold	53,673,402
Increase in short-term investments	(2,524,000)
Net amortization of premium (discount)	1,241,795
Decrease in cash segregated at custodian for derivative contracts	260,000
Decrease in receivable for investments sold	216,661
Decrease in dividends and interest receivable	19,570
Increase in other receivables and prepaid assets	(12,883)
Decrease in payable for investments purchased	(192,093)
Decrease in unrealized appreciation (depreciation) of swap contracts	(26,797)
Increase in interest payable	32,085
Decrease in payable to affiliates	(1,722)
Decrease in other liabilities and accrued expenses	(38,092)
Net change in unrealized (appreciation) depreciation on investments	928,475
Net realized gain on investments	(140,009)
Net cash provided by operating activities	$4,851,894
Cash flows from financing activities
Distributions to common shareholders net of reinvestments	($4,848,473)
Net cash used in financing activities	($4,848,473)
Net increase in cash	$3,421
Cash at beginning of period	$2,387
Cash at end of period	$5,808
Supplemental disclosure of cash flow information
Cash paid for interest	$606,444

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       34

Financial highlights

COMMON SHARES Period Ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$15.49		$15.14	$15.84	$15.37	$15.88	$14.64
Net investment income[2]	0.38		0.79	0.81	0.86	0.91	1.03
Net realized and unrealized gain (loss) on investments	(0.06)		0.41	(0.62)	0.56	(0.39)	1.31
Total from investment operations	0.32		1.20	0.19	1.42	0.52	2.34
Less distributions to common shareholders
From net investment income	(0.42)		(0.85)	(0.90)	(0.95)	(1.03)	(1.10)
Anti-dilutive impact of repurchase plan	—		—	0.01 [3]	—	—	—
Net asset value, end of period	$15.39		$15.49	$15.14	$15.84	$15.37	$15.88
Per share market value, end of period	$14.29		$14.26	$13.86	$14.29	$14.28	$16.53
Total return at net asset value (%)[4,5]	2.30	[6]	8.52	1.84	10.02	3.51	16.57
Total return at market value (%)[5]	3.19	[6]	9.20	3.28	6.83	(7.61)	19.95
Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)	$179		$180	$176	$186	$181	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	[7]	1.58	1.45	1.33	1.35	1.53
Expenses including reductions[8]	1.73	[7]	1.57	1.43	1.32	1.35	1.53
Net investment income	5.10	[7]	5.24	5.22	5.50	5.81	6.88
Portfolio turnover (%)	20		43	51	52	60	50
Senior securities
Total debt outstanding end of period (in millions)	$91		$91	$91	$91	$90	$90
Asset coverage per $1,000 of debt[9]	$2,964		$2,977	$2,932	$3,037	$2,999	$3,057

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	The repurchase plan was completed at an average repurchase price of $13.86 for 96,519 shares, which equals $1,338,116 in redemptions for the year ended 10-31-15.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Total return based on net asset value reflects changes in the fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund's shares traded during the period.
6	Not annualized.
7	Annualized.
8	Expenses including reductions excluding interest expense were 1.00% (annualized) 1.02%, 1.01%, 1.00%,1.01% and 1.06% for the periods ended 4-30-17, 10-31-16, 10-31-15, 10-31-14, 10-31-13 and 10-31-12, respectively.
9	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       35

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       36

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$165,710,140	—	$165,710,140	—
Convertible bonds	285,106	—	285,106	—
Term loans	426,813	—	426,813	—
Capital preferred securities	1,567,943	—	1,567,943	—
U.S. Government and Agency obligations	32,249,790	—	32,249,790	—
Foreign government obligations	1,314,675	—	1,314,675	—
Collateralized mortgage obligations	37,408,339	—	37,408,339	—
Asset backed securities	21,132,494	—	21,132,494	—
Common stocks	1,669,320	$1,669,320	—	—
Preferred securities	2,559,845	2,000,665	559,180	—
Escrow certificates	153	—	—	$153
Short-term investments	4,102,000	—	4,102,000	—
Total investments in securities	$268,426,618	$3,669,985	$264,756,480	$153
Other financial instruments:
Interest rate swaps	($63,247)	—	($63,247)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       37

expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2016, the fund has a capital loss carryforward of $8,886,638 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

Capital loss carryforward expiring October 31		No expiration date
2017	2018	Short term	Long term
$6,785,450	$436,296	$266,204	$1,398,688

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       38

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of a capital loss carryforward, partnerships, derivative transactions and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments or cash segregated at the custodian for derivative contracts.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain swaps are typically traded through the OTC market. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       39

or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the six months ended April 30, 2017, the fund used interest rate swaps in anticipation of rising interest rates. No interest rate swap positions were entered into or closed during the six months ended April 30, 2017.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2017 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivative fair value
Interest rate	Swap contracts, at value	Interest rate swaps	—	($63,247)

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Swap contracts
Interest rate	Net realized gain (loss)	($22,537)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2017:

Risk	Statement of operations location	Swap contracts
Interest rate	Change in unrealized appreciation (depreciation)	$26,797

Note 4 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       40

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150 million of the fund's average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 8), (b) 0.375% of the next $50 million of the fund's average daily managed assets, (c) 0.350% of the next $100 million of the fund's average daily managed assets and (d) 0.300% of the fund's average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% of the fund's average daily managed assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $10,213 for the six months ended April 30, 2017.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.51% of the fund's average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2016. The current share repurchase plan will remain in effect between January 1, 2017 to December 31, 2017. During the six months ended April 30, 2017 and the year ended October 31, 2016, there was no activity under the share repurchase plan.

Note 7 — Leverage risk

The fund utilizes a Liquidity Agreement to increase its assets available for investment. When the fund leverages its assets, common shareholders bear the fees associated with the Liquidity Agreement and have potential to benefit or be disadvantaged from the use of leverage. The Advisor's fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund's assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

•	the likelihood of greater volatility of NAV and market price of common shares;
•	fluctuations in the interest rate paid for the use of the Liquidity Agreement;
•	increased operating costs, which may reduce the fund's total return;
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       41

•	the potential for a decline in the value of an investment acquired through leverage, while the fund's obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund's investments may subject the fund to greater risk of loss than would reinvestment of collateral in short-term highly rated investments.

In addition to the risks created by the fund's use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Liquidity Agreement is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund's ability to generate income from the use of leverage would be adversely affected.

Note 8 — Liquidity agreement

The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2017 are shown in the Statement of assets and liabilities as the Liquidity agreement.

The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund's authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.

Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.

SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund's losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.

Under normal circumstances, interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.60%, is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2017, the fund had an aggregate balance of $91,300,000 at an interest rate of 1.60%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2017, the average balance of the LA and the effective average interest rate were $91,300,000 and 1.41%, respectively.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       42

After the six month anniversary of the effective date of the agreement, the fund may terminate the LA with 60 days' notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days' notice prior to terminating the LA.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $44,858,341 and $47,169,070, respectively, for the six months ended April 30, 2017. Purchases and sales of U.S. Treasury obligations aggregated $7,408,384 and $6,504,332, respectively, for the six months ended April 30, 2017.

Note 10 — Interfund Trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the fund. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the period ended April 30,2017, the fund engaged in sales amounting to $2,003,255.

Note 11 — New rule issuance

In October 2016, the Securities Exchange Commission SEC issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       43

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE). The fund's investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective. The fund utilizes a credit facility agreement to increase its assets available for investments.

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

Dividends and distributions

During the six months ended April 30, 2017, distributions from net investment income totaling $0.4163 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Income Distributions
December 30, 2016	$0.2184
March 31, 2017	0.1979
Total	$0.4163

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       44

Shareholder meeting

The fund held its Annual Meeting of Shareholders on January 24, 2017. The following proposal was considered by the shareholders:

Proposal: Election of thirteen (13) Nominees to serve until their respective successors have been duly elected and qualified

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	9,270,744.091	780,330.774
Peter S. Burgess	9,264,119.091	786,955.774
William H. Cunningham	9,258,889.091	792,185.774
Grace K. Fey	9,255,714.091	795,360.774
Theron S. Hoffman	9,256,607.091	794,467.774
Deborah C. Jackson	9,250,024.091	801,050.774
Hassell H. McClellan	9,270,744.091	780,330.774
James M. Oates	9,264,119.091	786,955.774
Steven R. Pruchansky	9,264,119.091	786,955.774
Gregory A. Russo	9,265,738.091	785,336.774
Non-Independent Trustee
James R. Boyle	9,255,973.091	795,101.774
Craig Bromley[1]	9,242,829.091	808,245.774
Warren A. Thomson	9,232,496.091	818,578.774

1	Effective June 15, 2017, Mr. Bromley no longer serves as a Trustee of the fund. Andrew G. Arnott has been appointed as a Trustee of the fund effective June 20, 2017. Mr. Arnott serves as a Trustee until his successor has been duly elected and qualified.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       45

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†##
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHS

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17
## Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       46

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC 601 Congress Street ■ Boston, MA 02210-2805 800-852-0218 ■ jhinvestments.com
MF368610	P6SA 4/17 6/17

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b)

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-16	-	-	-	1,164,659
Dec-16	-	-	-	1,164,659
Jan-17	-	-	-	1,164,659*
Feb-17	-	-	-	1,164,659
Mar-17	-	-	-	1,164,659
Apr-17	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2016. The current share plan will remain in effect between January 31, 2017 and December 31, 2017.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2017